                                                                                                            July 30, 2014

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

            Re:       Dreyfus International Funds, Inc.

                           -Dreyfus Emerging Markets Fund (the "Fund")

            File No. 811-7502

Gentlemen:

            Transmitted for filing is the Annual Report to Shareholders for the above-referenced Fund for the period ended May 31, 2015, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-7192.

                                                                                                Very truly yours,

                                                                                                /s/Talia Delgado

                                                                                                Talia Delgado
                                                                                                Senior Paralegal

TD\

Enclosures